Expense Example, No Redemption - R5 R6 Shares - JPMorgan Realty Income Fund	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	80	256	447	999	69	222	388	869